Acquisition - Schedule of allocation of purchase price (Details) - CNY (¥) ¥ in Thousands	Apr. 01, 2019	Dec. 28, 2018	Dec. 31, 2019
Allocation of purchase price
Goodwill			¥ 22,786
Yitian Xindong
Allocation of purchase price
Purchase consideration		¥ 144,100
Net assets acquired, excluding intangible assets and the related deferred tax		21,803
Deferred tax assets		8,576
Less: valuation allowance		(8,576)
Goodwill		338,288
Financial assets - contingent returnable consideration		18,211
Deferred tax liabilities		(7,390)
Noncontrolling interests		(319,412)
Total		144,100
Yitian Xindong | User base
Allocation of purchase price
Amortizable intangible assets		¥ 5,100
Amortization period		9 months 18 days
Yitian Xindong | Trademark and domain names
Allocation of purchase price
Amortizable intangible assets		¥ 38,300
Amortization period		10 years
Yitian Xindong | Licensed copyrights of reading content
Allocation of purchase price
Amortizable intangible assets		¥ 49,200
Yitian Xindong | Licensed copyrights of reading content | Maximum
Allocation of purchase price
Amortization period		3 years
Yitian Xindong | Licensed copyrights of reading content | Minimum
Allocation of purchase price
Amortization period		2 years 4 months 2 days
Tianbo
Allocation of purchase price
Non-cash consideration	¥ 5,900
Fair value of previously held equity interests in Tianbo	17,012
Total consideration	22,912
Net assets acquired	17,138
Goodwill	22,786		¥ 22,786
Noncontrolling interests	(17,012)
Total	¥ 22,912